Net Loss Per Share (Details) - Schedule of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss and the Weighted Average Number of Shares Used in Computing Basic and Diluted Net Loss Per Share [Abstract]
Weighted-average common shares outstanding - diluted	38,392,392	25,690,096
Net loss per common share – diluted	$ (1.72)	$ (1.78)